Average Annual Total Returns - Class T - DWS International Growth Fund	Class T before tax Class Inception	Class T before tax 1 Year	Class T before tax 5 Years	Class T before tax 10 Years	Class T After tax on distributions 1 Year	Class T After tax on distributions 5 Years	Class T After tax on distributions 10 Years	Class T After tax on distributions and sale of fund shares 1 Year	Class T After tax on distributions and sale of fund shares 5 Years	Class T After tax on distributions and sale of fund shares 10 Years	Morgan Stanley Capital International (MSCI) All CountryWorld ex USA Index (reflects no deduction for fees, expenses or taxes) 1 Year	Morgan Stanley Capital International (MSCI) All CountryWorld ex USA Index (reflects no deduction for fees, expenses or taxes) 5 Years	Morgan Stanley Capital International (MSCI) All CountryWorld ex USA Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total		19.12%	10.18%	7.02%	19.56%	10.16%	6.97%	11.14%	8.19%	5.82%	10.65%	8.93%	4.92%